Segment, Product and Geographic Information (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of operating segments [line items]
Accounts receivable	$ 87,963	$ 90,108	$ 92,530
Customer A And Its Affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	63,501	61,100	55,681
Customer B And Its Affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	$ 24,462	$ 29,008	$ 36,849